RELATED PARTY TRANSACTIONS, Promissory Note (Q3) (Details)	Jun. 10, 2019 USD ($)
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Abstract]
Aggregate principal amount of note	$ 237,470